Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision Income Tax [Line Items]
Statutory Rate Times Pre-tax Income	$ 12,153	$ 9,791	$ 6,660
Add (Subtract) the Tax Effect of:
Income from Tax-exempt Loans and Investments	(1,007)	(780)	(533)
State Income Tax, Net of Federal Tax Effect	494	99	105
General Business Tax Credits	(547)	(370)	(365)
Company Owned Life Insurance	(341)	(385)	(282)
Gain on American Community Bancorp, Inc, Stock	0	(366)	0
Other Differences	(83)	(263)	38
Total Income Taxes	$ 10,669	$ 7,726	$ 5,263